Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 10—Intangible Assets

	Goodwill	Software	Total
	(EUR’000)
Cost
January 1, 2022	3,495	2,222	5,717
December 31, 2022	3,495	2,222	5,717
Additions	—	53	53
Transferred	—	21	21
December 31, 2023	3,495	2,296	5,791
Amortization and impairment
January 1, 2022	—	(445)	(445)
Amortization charge	—	(444)	(444)
December 31, 2022	—	(889)	(889)
Amortization charge	—	(483)	(483)
December 31, 2023	—	(1,372)	(1,372)
Carrying amount
December 31, 2022	3,495	1,333	4,828
December 31, 2023	3,495	924	4,419

At the reporting date, no internally generated intangible assets from development of pharmaceutical drug candidates have been recognized. Thus, all related research and development costs incurred for the years ended December 31, 2023, 2022, and 2021, were recognized in the consolidated statements of profit or loss.

Goodwill relates to the acquisition of Complex Biosystems GmbH (now Ascendis Pharma GmbH) in 2007. Goodwill was calculated as the excess amount of the purchase price to the fair value of identifiable assets acquired, and liabilities assumed at the acquisition date. Ascendis Pharma GmbH was initially a separate technology platform company but is now an integral part of the Company’s research and development activities. Accordingly, it is not possible to look separately at Ascendis Pharma GmbH when considering the recoverable amount of the goodwill. Goodwill is monitored and tested for impairment on a consolidated level as the Company is considered to represent one cash-generating unit.

The recoverable amount of the cash-generating unit is determined based on an estimation of the Company’s fair value less costs of disposal. The fair value of goodwill has been determined after taking into account the market value of the Company’s ADSs as of the reporting date. The computation of the market value including an estimation of selling costs, significantly exceeded the carrying amount of the net assets, leaving sufficient value to cover the carrying amount of goodwill. Considering the excess value, no further assumptions are deemed relevant to be applied in determining whether goodwill is impaired.